SHARE CAPITAL - Share based compensation Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Disclosure of classes of share capital [line items]
Share based compensation charge	$ 4,217	$ 7,182
Fair value of options granted	$ 0	123
Weighted Average Remaining Contractual Life (years)	5 years 6 months
Share-based compensation (Note 14 (iv))	$ 4,217	7,182
Stock Option Plan
Disclosure of classes of share capital [line items]
Share based compensation charge	23	974
RSUs
Disclosure of classes of share capital [line items]
Estimated fair value of equity settled restricted stock unit granted	3,177	6,869
Share-based compensation (Note 14 (iv))	3,106	5,676
PSUs
Disclosure of classes of share capital [line items]
Share-based compensation (Note 14 (iv))	1,088	532
Estimated fair value of equity settled performance share unit granted	$ 1,947	$ 846
Top of range
Disclosure of classes of share capital [line items]
Weighted Average Remaining Contractual Life (years)	3 years
Top of range | RSUs
Disclosure of classes of share capital [line items]
Vesting period	3 years
Top of range | PSUs
Disclosure of classes of share capital [line items]
Vesting period	3 years